Roundhill Top WeeklyPay ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Roundhill AAPL WeeklyPay ETF (a)	651,047	$22,409,038
Roundhill AMZN WeeklyPay ETF (a)	486,297	16,514,646
Roundhill AVGO WeeklyPay ETF (a)	385,419	13,975,293
Roundhill BRKB WeeklyPay ETF (a)	236,614	9,445,631
Roundhill COST WeeklyPay ETF (a)	172,099	7,950,974
Roundhill GOOGL WeeklyPay ETF (a)	248,715	14,400,598
Roundhill META WeeklyPay ETF (a)	464,943	12,706,892
Roundhill MSFT WeeklyPay ETF (a)	714,460	18,940,335
Roundhill NFLX WeeklyPay ETF (a)	316,378	8,073,967
Roundhill NVDA WeeklyPay ETF (a)	698,289	23,783,723
Roundhill TSLA Weeklypay ETF (a)	528,694	12,403,161
TOTAL EXCHANGE TRADED FUNDS (Cost $195,777,786)		160,604,258

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	1,164,651	1,164,651
TOTAL MONEY MARKET FUNDS (Cost $1,164,651)		1,164,651

TOTAL INVESTMENTS - 100.6% (Cost $196,942,437)		161,768,909
Liabilities in Excess of Other Assets - (0.6)%		(1,024,136)
TOTAL NET ASSETS - 100.0%		$160,744,773

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Top WeeklyPay ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$160,604,258	$–	$–	$160,604,258
Money Market Funds	1,164,651	–	–	1,164,651
Total Investments	$161,768,909	$–	$–	$161,768,909

Refer to the Schedule of Investments for further disaggregation of investment categories.

Roundhill Top WeeklyPay ETF - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill AAPL WeeklyPay ETF	$18,430,860	$15,643,652	$(9,780,968)	$(446,402)	$(1,438,104)	$22,409,038	651,047	$864,687	$–
Roundhill AMD WeeklyPay ETF (a)	18,372,839	854,868	(17,525,370)	(6,819,217)	5,116,880	–	–	1,403,283	–
Roundhill AMZN WeeklyPay ETF	18,795,090	8,932,502	(9,022,805)	(417,219)	(1,772,922)	16,514,646	486,297	1,121,537	–
Roundhill ARM WeeklyPay ETF (a)	17,389,815	1,731,859	(20,193,243)	(4,726,107)	5,797,676	–	–	1,433,749	–
Roundhill AVGO WeeklyPay ETF	18,783,976	6,807,081	(8,259,402)	(1,882,550)	(1,473,812)	13,975,293	385,419	1,568,427	–
Roundhill BABA WeeklyPay ETF (a)	17,955,031	72,194	(16,430,652)	(3,829,274)	2,232,701	–	–	1,085,182	–
Roundhill BRKB WeeklyPay ETF	18,857,737	1,483,720	(9,514,974)	(552,516)	(828,336)	9,445,631	236,614	539,009	–
Roundhill COIN WeeklyPay ETF (a)	16,558,851	3,201,738	(16,496,415)	(19,870,770)	16,606,596	–	–	1,490,134	–
Roundhill COST WeeklyPay ETF	18,701,897	74,381	(12,775,302)	290,542	1,659,456	7,950,974	172,099	875,428	–
Roundhill GOOGL WeeklyPay ETF	18,911,043	7,854,468	(10,333,632)	1,670,897	(3,702,178)	14,400,598	248,715	1,179,187	–
Roundhill HOOD WeeklyPay ETF (a)	16,667,085	5,075,776	(14,447,084)	(15,997,807)	8,702,030	–	–	1,431,441	–
Roundhill META WeeklyPay ETF	18,509,652	7,219,771	(9,957,988)	(2,260,503)	(804,040)	12,706,892	464,943	1,078,426	–
Roundhill MSFT WeeklyPay ETF	18,395,508	13,391,033	(7,585,896)	(1,805,275)	(3,455,035)	18,940,335	714,460	871,568	–
Roundhill MSTR WeeklyPay ETF (a)	16,329,157	2,281,335	(15,748,495)	(28,706,843)	25,844,846	–	–	1,808,989	–
Roundhill NFLX WeeklyPay ETF	18,262,264	1,518,528	(9,854,358)	(5,076,310)	3,223,843	8,073,967	316,378	1,092,148	–
Roundhill NVDA WeeklyPay ETF	19,139,499	17,051,138	(10,033,036)	(1,540,121)	(833,757)	23,783,723	698,289	1,566,555	–
Roundhill PLTR WeeklyPay ETF (a)	16,456,896	4,069,111	(16,230,573)	(8,013,903)	3,718,469	–	–	1,306,731	–
Roundhill TSLA Weeklypay ETF	16,837,668	7,067,289	(7,541,320)	(1,391,947)	(2,568,529)	12,403,161	528,694	1,333,008	–
Roundhill UBER WeeklyPay ETF (a)	19,129,936	473,822	(17,297,878)	(3,992,526)	1,686,646	–	–	1,017,210	–
Roundhill UNH WeeklyPay ETF (a)	18,594,378	781,162	(15,706,430)	(3,822,892)	153,782	–	–	977,554	–
	$361,079,182	$105,585,428	$(254,735,821)	$(109,190,743)	$57,866,212	$160,604,258	4,902,955	$24,044,253	$–